Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2015
Registrant Name	Horizon Funds
Central Index Key	0001643174
Amendment Flag	false
Document Creation Date	Apr. 01, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Mar. 29, 2016
Horizon Active Asset Allocation Fund | Class A
Prospectus:
Trading Symbol	HASAX
Horizon Active Asset Allocation Fund | Class I
Prospectus:
Trading Symbol	HASIX
Horizon Active Asset Allocation Fund | Class N
Prospectus:
Trading Symbol	AAANX